Liabilities Presented At Fair Value (Details) - Schedule of changes in fair value of warrants - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities Presented At Fair Value (Details) - Schedule of changes in fair value of warrants [Line Items]
Beginning balance	$ 5,221	$ 24,049
Exercise of warrants		(2,924)
Revaluation of financial derivatives	6,822	(15,904)
Ending Balance	$ 12,043	$ 5,221